Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,975,439	$ 1,932,352	$ 7,673,532	$ 15,242,560
Operating Expenses
Compensation and employee benefits	1,660,658	1,372,481	6,266,317	7,783,331
General and administrative expenses	1,068,400	990,826	3,294,275	4,018,094
Professional services	1,145,809	1,499,534	3,328,222	2,518,394
Rent expense	51,432	61,006
Lease expense			232,773	258,477
Amortization of contract asset	129,072		129,072
Credit benefit	(316,576)		(177,917)	(1,393,131)
Impairment of goodwill				6,058,000
Impairment of long-lived intangible assets				3,090,881
Total operating expenses	3,738,795	3,923,847	13,072,742	22,334,046
Operating loss	(1,763,356)	(1,991,495)	(5,399,210)	(7,091,486)
Other income (expenses)
Interest expense	(4,580)	(112,786)	(492,643)	(533,390)
Change in fair value of warrant liabilities	16,599	1,116,082	1,320,871	2,803,638
Gain on extinguishment of forward purchase derivative			3,336,213
Costs incurred to secure financing			(987,621)
Discount on common stock sold pursuant to the ELOC			(76,553)
Change in the fair value of deferred consideration		161,000	79,475	361,449
Loss on ELOC share settlements	(27,880)
Total other income (expenses)	(15,861)	1,164,296	3,179,742	2,631,697
Net loss	(1,779,217)	(827,199)	(2,219,468)	(4,459,789)
Provision (benefit) for income taxes			(58,470)	43,859,686
Net loss	(1,779,217)	(827,199)	(2,160,998)	(48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(87,612)		(241,435)
Net loss attributable to common stockholders	$ (1,866,829)	$ (827,199)	$ (2,402,433)	$ (48,319,475)
Weighted average shares outstanding, basic	4,353,099	2,786,538	2,921,648	2,772,867
Weighted average shares outstanding, diluted	4,353,099	2,786,538	2,921,648	2,772,867
Basic net loss per share	$ (0.43)	$ (0.30)	$ (0.82)	$ (17.43)
Diluted net loss per share	$ (0.43)	$ (0.30)	$ (0.82)	$ (17.43)